SHARE-BASED COMPENSATION (Details)	1 Months Ended
	Dec. 31, 2005	Nov. 30, 2010	Sep. 30, 2012	Oct. 31, 2014
2006 Plan | Stock options
SHARE-BASED COMPENSATION
Maximum term of the awards from date of grant	10 years
2006 Plan | Stock options | Awards vesting upon the first anniversary, option one
SHARE-BASED COMPENSATION
Percentage of award to vest	16.70%
2006 Plan | Stock options | Awards vesting on the second anniversary, option one
SHARE-BASED COMPENSATION
Percentage of award to vest	8.33%
Period of time within cycle that triggers vesting	3 months
2006 Plan | Stock options | Awards vesting on the third anniversary, option one
SHARE-BASED COMPENSATION
Percentage of award to vest	8.33%
Period of time within cycle that triggers vesting	3 months
2006 Plan | Stock options | Awards vesting on the fourth anniversary, option one
SHARE-BASED COMPENSATION
Percentage of award to vest	4.17%
Period of time within cycle that triggers vesting	3 months
2006 Plan | Stock options | Awards vesting upon the first through third anniversary, option four
SHARE-BASED COMPENSATION
Percentage of award to vest	33.30%
2006 Plan | Stock options | Class A ordinary shares
SHARE-BASED COMPENSATION
Number of shares reserved for issuance	140,441,231
2006 Plan | Minimum | Stock options
SHARE-BASED COMPENSATION
Award vesting period	3 years
2006 Plan | Maximum | Stock options
SHARE-BASED COMPENSATION
Award vesting period	4 years
2010 Plan
SHARE-BASED COMPENSATION
Award vesting period		4 years
2010 Plan | Class A ordinary shares
SHARE-BASED COMPENSATION
Number of shares allowed to be issued		100,000,000
2010 Plan | Stock options
SHARE-BASED COMPENSATION
Maximum term of the awards from date of grant		10 years
Youku Tudou Plan | Class A ordinary shares
SHARE-BASED COMPENSATION
Number of shares allowed to be issued			200,799,784
Additional number of shares authorized under the plan			100,799,784
Youku Tudou Plan | Stock options
SHARE-BASED COMPENSATION
Maximum term of the awards from date of grant			10 years
Youku Tudou Plan | Stock options | Awards vesting upon the first anniversary, option one
SHARE-BASED COMPENSATION
Percentage of award to vest			16.70%
Youku Tudou Plan | Stock options | Awards vesting on the second anniversary, option one
SHARE-BASED COMPENSATION
Percentage of award to vest			8.33%
Period of time within cycle that triggers vesting			3 months
Youku Tudou Plan | Stock options | Awards vesting on the third anniversary, option one
SHARE-BASED COMPENSATION
Percentage of award to vest			8.33%
Period of time within cycle that triggers vesting			3 months
Youku Tudou Plan | Stock options | Awards vesting on the fourth anniversary, option one
SHARE-BASED COMPENSATION
Percentage of award to vest			4.16%
Period of time within cycle that triggers vesting			3 months
Youku Tudou Plan | Stock options | Awards vesting upon the first anniversary, option two
SHARE-BASED COMPENSATION
Percentage of award to vest			25.00%
Youku Tudou Plan | Stock options | Awards vesting upon the second through fourth anniversary, option two
SHARE-BASED COMPENSATION
Percentage of award to vest			6.25%
Period of time within cycle that triggers vesting			3 months
Youku Tudou Plan | Stock options | Awards vesting upon the first through fourth anniversary, option three
SHARE-BASED COMPENSATION
Percentage of award to vest			6.25%
Period of time within cycle that triggers vesting			3 months
Youku Tudou Plan | Stock options | Awards vesting upon the first through third anniversary, option four
SHARE-BASED COMPENSATION
Percentage of award to vest			33.30%
Youku Tudou Plan | Minimum
SHARE-BASED COMPENSATION
Award vesting period			3 years
Youku Tudou Plan | Maximum
SHARE-BASED COMPENSATION
Award vesting period			4 years
Amended Tudou Plan
SHARE-BASED COMPENSATION
Decrease in total number of reserved but unissued shares under the plan			100,799,784
2014 Plan
SHARE-BASED COMPENSATION
Award vesting period				4 years
2014 Plan | Class A ordinary shares
SHARE-BASED COMPENSATION
Number of shares allowed to be issued				215,163,593
2014 Plan | Stock options
SHARE-BASED COMPENSATION
Maximum term of the awards from date of grant				10 years